Lease obligations - Lease activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Leases [Abstract]
Opening lease obligations, beginning balance	$ 818,205	$ 872,120
Additions, net of disposals	54,682	90,486
Acquired balances1	16,587	0
Interest expense	50,470	54,560
Lease payments	(183,903)	(195,807)
Effect of movements in exchange rates and other	(858)	(3,154)
Lease obligations, ending balance	755,183	818,205
Less: current portion	(113,129)	(122,744)
Lease obligations - non current portion	$ 642,054	$ 695,461